Summary of Significant Accounting Policies - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Sep. 30, 2020
Buildings [Member]
Estimated useful life	20 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life	10 years
Automobiles [Member]
Estimated useful life	8 years
Office and Electric Equipment [Member] [Member] | Minimum [Member]
Estimated useful life	3 years
Office and Electric Equipment [Member] [Member] | Maximum [Member]
Estimated useful life	5 years